Investment Objectives and Goals - 2x Anthropic ETF	Nov. 13, 2026
Prospectus [Line Items]
Risk/Return [Heading]	2x Anthropic ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the listed equity securities of Anthropic. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.